Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill as of December 31, 2015 and 2014 is as follows:

(in US$ millions)	2015	2014
Historical cost price	175.3	194.5
Accumulated impairments	(55.7)	(63.1)
Book value at January 1	119.6	131.4
Movements:
Effect of movements in exchange rates	(9.4)	(11.8)
Impairments	—	—
Book value at December 31	110.2	119.6
Historical cost price	160.1	175.3
Accumulated impairments	(49.9)	(55.7)
Book value at December 31	110.2	119.6